Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Total intangible assets, term	9 years 9 months 18 days
Intangible assets, gross carrying amount	$ 178,010
Customer Contracts and Software [Member]
Total intangible assets, term	10 years
Intangible assets, gross carrying amount	$ 153,010
Trademarks and Trade Names [Member]
Total intangible assets, term	8 years
Intangible assets, gross carrying amount	$ 25,000
Successor [Member]
Intangible assets, gross carrying amount	178,010
Intangible assets, accumulated amortization	(1,536)
Intangible assets, net carrying amount	176,474
Successor [Member] | Trademarks and Trade Names [Member]
Intangible assets, gross carrying amount	25,000
Intangible assets, accumulated amortization	(261)
Intangible assets, net carrying amount	24,739
Successor [Member] | Customer Contracts [Member]
Intangible assets, gross carrying amount	153,010
Intangible assets, accumulated amortization	(1,275)
Intangible assets, net carrying amount	$ 151,735
Predecessor [Member]
Intangible assets, gross carrying amount		$ 58,770
Intangible assets, accumulated amortization		(58,760)
Intangible assets, net carrying amount		10
Predecessor [Member] | Trademarks and Trade Names [Member]
Intangible assets, gross carrying amount
Intangible assets, accumulated amortization
Intangible assets, net carrying amount
Predecessor [Member] | Customer Contracts [Member]
Intangible assets, gross carrying amount		58,770
Intangible assets, accumulated amortization		(58,760)
Intangible assets, net carrying amount		$ 10